Note 4 - Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 4 – Earnings Per Share

Earnings per share ("EPS") consists of two separate components, basic EPS and diluted EPS.  Basic EPS is computed based on the weighted average number of shares of common stock outstanding for each period presented.  Diluted EPS is calculated based on the weighted average number of shares of common stock outstanding plus dilutive common stock equivalents ("CSEs").  CSEs consist of shares that are assumed to have been purchased with the proceeds from the exercise of stock options, as well as unvested restricted stock (RRP) shares. Common stock equivalents which are considered antidilutive are not included for the purposes of this calculation. For the years ended December 31, 2015 and 2014, all unvested restricted stock program awards and outstanding stock options representing shares were dilutive.

The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2015	2014
Net Income	$1,271,000	$1,242,000

Weighted average shares outstanding – basic	1,718,456	1,703,732
Effect of dilutive common stock equivalents	164,010	106,910
Adjusted weighted average shares outstanding – diluted	1,882,466	1,810,642

Basic earnings per share	$0.74	$0.73
Diluted earnings per share	$0.68	$0.69